Disclosure of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
Trade and other payables [abstract]
Trade payables	$ 33	$ 40
Outstanding chip liability	514	418
Customer deposits and other deferred revenue	497	424
Other tax payables	325	286
Accrued employee benefit expenses	155	137
Construction payables and accruals	147	111
Interest payables	125	5
Casino liabilities	67	50
Loyalty program liability	33	30
Payables to related companies - non-trade	9	5
Other payables and accruals	127	123
Trade and other payables	2,032	1,629
Trade and other non-current payables	(104)	(92)
Trade and other current payables	$ 1,928	$ 1,537

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.